Other Liabilities - Schedule of Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Liabilities [Abstract]
Accrued expenses	$ 341	$ 180
Other	25	13
Other liabilities, total	$ 366	$ 193